Annual Operating Expenses {- Fidelity® Low Volatility Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Low Volatility Factor ETF - Fidelity Low Volatility Factor ETF-Default	Nov. 29, 2021
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%